Transactions With Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Value of expenses contributed by officers		$ 3,200	$ 3,200
Reimbursement of personnel and office expenses	29,142	23,809	17,792
Repayment for filing fees	10,000	23,275
Proceeds from notes payable to stockholder		218,500	26,666
Payment of notes payable to stockholder	109,250	26,266
Accrued Interest Paid on Loan from Stockholder	6,958
Loan from Previous Officer			25,000
Loan from Stockholder			26,266
Accrued Directors Fee	35,600	35,600
Non-cash stock issuances: Directors' fees		$ 68,000	$ 13,000